SUPPLEMENT DATED MAY 3, 2005 TO THE PROSPECTUS DATED MAY 2, 2005


                                                               UNIVERSAL ANNUITY


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

In the section entitled "Appendix A - Condensed Financial Information," the Condensed Financial Information relating to The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, the Tactical Aggressive Stock Account for Variable Annuities, the Tactical Growth and Income Stock Account for Variable Annuities, and the Tactical Short-Term Bond Account for Variable Annuities, is replaced with the attached information.




May, 2005                                                                L-24510

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The following selected per unit data, significant ratios and additional data for each of the years in the ten-year period ended December 31, 2004 have been derived from the audited financial statements of The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS"). The information set out below should be read in conjunction with the financial statements and related notes that appear in Account GIS' Annual Report, which is incorporated by reference into the statement of additional information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)      2004        2003        2002        2001        2000        1999        1998
-----------------------------------------       ----------  ----------  ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................  $    .330   $    .251   $    .229   $    .254   $    .232   $    .256   $    .234
   Operating expenses.........................       .331        .281        .287        .343        .416        .385        .303
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Net investment income (loss)...............      (.001)      (.030)      (.058)      (.089)      (.184)      (.129)      (.069)
   Unit Value at beginning of year............     17.028      13.496      17.245      20.498      23.436      19.253      14.955
   Net realized and change in unrealized
     gains (losses)...........................      1.876       3.562      (3.691)     (3.164)     (2.754)      4.312       4.367
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Unit Value at end of year..................  $  18.903   $  17.028   $  13.496   $  17.245   $  20.498   $  23.436   $  19.253
                                                ==========  ==========  ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......  $    1.88   $    3.53   $   (3.75)  $   (3.25)  $   (2.94)  $    4.18   $    4.30
   Ratio of operating expenses to average net
     assets...................................       1.90%       1.90%       1.89        1.88%       1.85%       1.85%       1.81%
   Ratio of net investment income (loss) to
     average net assets.......................      (0.02)%     (0.19)%      (.37)%      (.49)%      (.82)%      (.62)%      (.41)%
   Number of units outstanding at end of year
     (thousands)..............................     19,978      21,853      24,100      27,559      29,879      32,648      32,051
   Portfolio turnover rate....................         43%         68%         54%         32%         52%         47%         50%

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)      1997        1996        1995
---------------------------------------------   ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................  $    .228   $    .212   $    .205
   Operating expenses.........................       .228        .175        .140
                                                ----------  ----------  ----------
   Net investment income (loss)...............       .000        .037        .065
   Unit Value at beginning of year............     11.371       9.369       6.917
   Net realized and change in unrealized
     gains (losses)...........................      3.584       1.965       2.387
                                                ----------  ----------  ----------
   Unit Value at end of year..................  $  14.955   $  11.371   $   9.369
                                                ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......  $    3.58   $    2.00   $    2.45
   Ratio of operating expenses to average net
     assets...................................       1.70%       1.70%       1.70%
   Ratio of net investment income (loss) to
     average net assets.......................        .00%        .36%        .79%
   Number of units outstanding at end of year
     (thousands)..............................     29,545      27,578      26,688
   Portfolio turnover rate....................         64%         85%         96%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)      2004        2003        2002        2001        2000        1999        1998
---------------------------------------------   ----------  ----------  ----------  ----------  ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................  $    .348   $    .264   $    .240   $    .266   $    .242   $    .267   $    .243
   Operating expenses.........................       .303        .256        .261        .311        .376        .347        .272
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Net investment income (loss)...............       .045        .008       (.021)      (.045)      (.134)      (.080)      (.029)
   Unit Value at beginning of year............     17.926      14.172      18.064      21.418      24.427      20.017      15.510
   Net realized and change in unrealized
     gains (losses)...........................      1.978       3.746      (3.871)     (3.309)     (2.875)      4.490       4.536
                                                ----------  ----------  ----------  ----------  ----------  ----------  ----------
   Unit Value at end of year..................  $  19.949   $  17.926   $  14.172   $  18.064   $  21.418      24.427   $  20.017
                                                ==========  ==========  ==========  ==========  ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......  $    2.02   $    3.75   $   (3.89)  $   (3.35)  $   (3.01)  $    4.41   $    4.51
   Ratio of operating expenses to average net
     assets...................................       1.65%       1.65%       1.64%       1.63%       1.60%       1.60%       1.56%
   Ratio of net investment income (loss) to
     average net assets.......................       0.23%        .06%       (.12)%      (.24)%      (.57)%      (.37)%      (.16)%
   Number of units outstanding at end of year
     (thousands)..............................      7,413       8,139       9,089      10,329      11,413      12,646      13,894
   Portfolio turnover rate....................         43%         68%         54%         32%         52%         47%         50%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)      1997        1996        1995
---------------------------------------------   ----------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income....................  $    .233   $    .216   $    .208
   Operating expenses.........................       .201        .154        .123
                                                ----------  ----------  ----------
   Net investment income (loss)...............       .032        .062        .085
   Unit Value at beginning of year............     11.763       9.668       7.120
   Net realized and change in unrealized
     gains (losses)...........................      3.715       2.033       2.463
                                                ----------  ----------  ----------
   Unit Value at end of year..................  $  15.510   $  11.763   $   9.668
                                                ==========  ==========  ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value......  $    3.75   $    2.10   $    2.55
   Ratio of operating expenses to average net
     assets...................................       1.45%       1.45        1.45%
   Ratio of net investment income (loss) to
     average net assets.......................        .24%        .60%       1.02%
   Number of units outstanding at end of year
     (thousands)..............................     15,194      16,554      17,896
   Portfolio turnover rate....................         64%         85%         96%

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The following selected per unit data, significant ratios and additional data for each of the years in the ten-year period ended December 31, 2004 have been derived from the audited financial statements of The Travelers Quality Bond Account for Variable Annuities ("Account QB"). The information set out below should be read in conjunction with the financial statements and related notes that appear in Account QB's Annual Report, which is incorporated by reference into the statement of additional information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)              2004       2003       2002       2001       2000        1999       1998
---------------------------------------------           ---------  ---------  ---------- ---------- ----------  ---------  ---------
SELECTED PER UNIT DATA
   Total investment income............................  $   .304   $   .328   $    .363  $    .402  $    .427   $   .378   $   .350
   Operating expenses.................................      .110       .105        .097       .101       .092       .091       .088
                                                        ---------  ---------  ---------- ---------- ----------  ---------  ---------
   Net investment income..............................      .194       .223        .266       .301       .335       .287       .262
   Unit Value at beginning of year....................     6.917      6.356       6.309      6.063      5.810      5.765      5.393
   Net realized and change in unrealized gains
     (losses).........................................      .002       .338       (.219)     (.055)     (.082)     (.242)      .110
                                                        ---------  ---------  ---------- ---------- ----------  ---------  ---------
   Unit Value at end of year..........................  $  7.113   $  6.917   $   6.356  $   6.309  $   6.063   $  5.810   $  5.765
                                                        =========  =========  ========== ========== ==========  =========  =========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............  $    .20   $    .56   $     .05  $     .25  $     .25   $    .04   $    .37
   Ratio of operating expenses to average net assets..      1.57%      1.57%       1.57%      1.57%      1.57%      1.57%      1.57%
   Ratio of net investment income to average net
     assets...........................................      2.78%      3.33%       4.31%      4.74%      5.69%      4.97%      4.71%
   Number of units outstanding at end of year
     (thousands)......................................    10,296     11,682      12,733%    15,116     14,045     17,412     21,251
   Portfolio turnover rate............................        98%       139%        113%       166%       105%       340%       438%

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)                1997       1996       1995
---------------------------------------------             ---------  ---------- ----------
SELECTED PER UNIT DATA
   Total investment income............................    $   .342   $    .368  $    .319
   Operating expenses.................................        .082        .078       .073
                                                          ---------  ---------- ----------
   Net investment income..............................        .260        .290       .246
   Unit Value at beginning of year....................       5.060       4.894      4.274
   Net realized and change in unrealized gains
     (losses).........................................       (.073)      (.124)      .374
                                                          ---------  ---------- ----------
   Unit Value at end of year..........................    $  5.393   $   5.060  $   4.894
                                                          =========  ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............    $    .33   $     .17  $     .62
   Ratio of operating expenses to average net assets..        1.57%       1.57%      1.57%
   Ratio of net investment income to average net
     assets...........................................        5.00%       5.87       5.29%
   Number of units outstanding at end of year
     (thousands)......................................      21,521      24,804     27,066
   Portfolio turnover rate............................         196%        176%       138%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)              2004       2003       2002       2001       2000        1999       1998
-----------------------------------------               ---------  ---------  ---------- ---------- ----------  ---------  ---------
SELECTED PER UNIT DATA
   Total investment income............................  $   .321   $   .345   $    .381  $    .421  $    .446   $   .393   $   .363
   Operating expenses.................................      .097       .093        .086       .089       .081       .080       .076
                                                        ---------  ---------  ---------- ---------- ----------  ---------  ---------
   Net investment income..............................      .224       .252        .295       .332       .365       .313       .287
   Unit Value at beginning of year....................     7.281      6.674       6.608      6.335      6.055      5.994      5.593
   Net realized and change in unrealized gains
     (losses).........................................      .002       .355       (.229)     (.059)     (.085)     (.252)      .114
                                                        ---------  ---------  ---------- ---------- ----------  ---------  ---------
   Unit Value at end of year..........................  $  7.507   $  7.281   $   6.674  $   6.608  $   6.335   $  6.055   $  5.994
                                                        =========  =========  ========== ========== ==========  =========  =========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............  $    .23   $    .61   $     .07  $     .27  $     .28   $    .06   $    .40
   Ratio of operating expenses to average net assets..      1.33%      1.33%       1.33%      1.33%      1.33%      1.33%      1.33%
   Ratio of net investment income to average net
     assets...........................................      3.03%      3.58%       4.56%      4.99%      5.93%      5.22%      4.96%
   Number of units outstanding at end of year
     (thousands)......................................     3,717      4,207       4,684      5,194      5,491      6,224      6,880
   Portfolio turnover rate............................        98%       139%        113%       166%       105%       340%       438%

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)              1997       1996       1995
---------------------------------------------           ---------  ---------- ----------
SELECTED PER UNIT DATA
   Total investment income............................  $   .353   $    .379  $    .328
   Operating expenses.................................      .071        .067       .063
                                                        ---------  ---------- ----------
   Net investment income..............................      .282        .312       .265
   Unit Value at beginning of year....................     5.234       5.050      4.400
   Net realized and change in unrealized gains
     (losses).........................................     (.077)      (.128)    (.3850)
                                                        ---------  ---------- ----------
   Unit Value at end of year..........................  $  5.593   $   5.234  $   5.050
                                                        =========  ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value..............  $    .36   $     .18  $    (.65)
   Ratio of operating expenses to average net assets..      1.33%       1.33%      1.33
   Ratio of net investment income to average net
     assets...........................................      5.25%       6.12%      5.54
   Number of units outstanding at end of year
     (thousands)......................................     7,683       8,549      9,325
   Portfolio turnover rate............................       196%        176%       138

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
         PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING
                              THROUGHOUT EACH YEAR

The following selected per unit data, significant ratios and additional data for each of the years in the ten-year period ended December 31, 2004 have been derived from the audited financial statements of The Travelers Money Market Account for Variable Annuities ("Account MM"). The information set out below should be read in conjunction with the financial statements and related notes that appear in Account MM's Annual Report, which is incorporated by reference into the statement of additional information.

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)             2004       2003       2002        2001       2000       1999       1998
---------------------------------------------          ---------- ---------- ----------  ---------  ---------- ---------- ----------
SELECTED PER UNIT DATA
   Total investment income...........................  $    .038  $    .032  $    .048   $   .114   $    .167  $    .130  $    .133
   Operating expenses.................................      .043       .043       .043       .042        .041       .039       .038
                                                       ---------- ---------- ----------  ---------  ---------- ---------- ----------
   Net investment income.............................     (.005)     (.011)       .005       .072        .126       .091       .095
   Unit Value at beginning of year...................      2.733      2.744      2.739      2.667       2.541      2.450      2.355
                                                       ---------- ---------- ----------  ---------  ---------- ---------- ----------
   Unit Value at end of year.........................  $   2.728  $   2.733  $   2.744   $  2.739   $   2.667  $   2.541  $   2.450
                                                       ========== ========== ==========  =========  ========== ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value........................  $   (.01)  $   (.01)  $     .01   $    .07   $     .13  $     .09  $     .10
   Ratio of operating expenses to average net assets.       1.57%      1.57%      1.57%      1.57%       1.57%      1.57%      1.57%
   Ratio of net investment income to average net
     assets..........................................     (0.18) %   (0.41)%      0.21%      2.64%       4.84%      3.62%      3.95%
   Number of units outstanding at end of year
     (thousands).....................................     24,485     32,559     50,702     63,430      55,477     70,545     41,570

CONTRACTS ISSUED ON OR AFTER MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)             1997        1996       1995
---------------------------------------------          ----------  ---------- ----------
SELECTED PER UNIT DATA
   Total investment income...........................  $    .128   $    .121  $    .127
   Operating expenses.................................      .036        .035       .034
                                                       ----------  ---------- ----------
   Net investment income.............................       .092        .086       .093
   Unit Value at beginning of year...................      2.263       2.177      2.084
                                                       ----------  ---------- ----------
   Unit Value at end of year.........................  $   2.355   $   2.263  $   2.177
                                                       ==========  ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value........................  $     .09   $     .09  $     .09
   Ratio of operating expenses to average net assets.       1.57%       1.57%      1.57%
   Ratio of net investment income to average net
     assets..........................................       4.02%       3.84%      4.36%
   Number of units outstanding at end of year
     (thousands).....................................     36.134      38,044     35,721

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)             2004       2003        2002       2001       2000       1999       1998
---------------------------------------------          ---------- ----------  ---------  ---------  ---------- ---------- ----------
SELECTED PER UNIT DATA
   Total investment income...........................  $    .040  $    .033   $   .051   $   .120   $    .174  $    .135  $    .138
   Operating expenses................................       .038       .038       .038       .037        .037       .034       .033
                                                       ---------- ----------  ---------  ---------  ---------- ---------- ----------
   Net investment income.............................       .002     (.005)       .013       .083        .137       .101       .105
   Unit Value at beginning of year...................      2.877      2.882      2.869      2.786       2.649      2.548      2.443
                                                       ---------- ----------  ---------  ---------  ---------- ---------- ----------
   Unit Value at end of year.........................  $   2.879      2.877      2.882   $  2.869   $   2.786  $   2.649  $   2.548
                                                       ========== ==========  =========  =========  ========== ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value........................  $     .00  $   (.01)   $    .01   $    .08   $     .14  $     .10  $     .11
   Ratio of operating expenses to average net assets.       1.33%      1.33%      1.33%      1.33%       1.33%      1.33%      1.33%
   Ratio of net investment income to average net
     assets..........................................       0.07%    (0.16)%       .46%      2.89%       5.09%      3.87%      4.20%
   Number of units outstanding at end of year
     (thousands).....................................         26         39         49         60          70         80         91

CONTRACTS ISSUED PRIOR TO MAY 16, 1983
(TOTAL M&E AND RIDER CHARGES 1.00%, 3.5% AIR)             1997        1996       1995
---------------------------------------------          ----------  ---------- ----------
SELECTED PER UNIT DATA
   Total investment income...........................  $    .134   $    .125  $    .130
   Operating expenses................................       .032        .030       .030
                                                       ----------  ---------- ----------
   Net investment income.............................       .102        .095       .100
   Unit Value at beginning of year...................      2.341       2.246      2.146
                                                       ----------  ---------- ----------
   Unit Value at end of year.........................  $   2.443   $   2.341  $   2.246
                                                       ==========  ========== ==========
SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase in unit value........................  $     .10   $     .10  $     .10
   Ratio of operating expenses to average net assets.       1.33%       1.33%      1.33%
   Ratio of net investment income to average net
     assets..........................................       4.27%       4.10%      4.61%
   Number of units outstanding at end of year
     (thousands).....................................        105         112        206

--------------
 *     Annualized.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

        TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES*
    PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

The following selected per unit data, significant ratios and additional data for each of the years in the ten-year period ended December 31, 2004 have been derived from the audited financial statements of the Tactical Growth and Income Stock Account for Variable Annuities ("Account TGIS"). The information set out below should be read in conjunction with the financial statements and related notes that appear in Account TGIS' Annual Report, which is incorporated by reference into the statement of additional information.

                                                        (TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)

                                                     2004        2003      2002       2001       2000        1999        1998
                                                   ---------  --------- ---------  ---------  ---------   ---------   ----------
SELECTED PER UNIT DATA
   Total investment income......................   $   .073   $   .056  $   .052   $   .064   $   .094    $   .076    $    .064
   Operating expenses...........................       .110       .094      .097       .117       .145        .136         .110
                                                   ---------  --------- ---------  ---------  ---------   ---------   ----------
   Net investment income (loss).................      (.037)     (.038)    (.045)     (.053)     (.051)      (.060)       (.046)
   Unit Value at beginning of year                    3.818      3.057     3.914      4.679      5.394       4.468        3.526
   Net realized and change in unrealized gains
     (losses)...................................       .414      (.799)    (.812)     (.712)     (.664)       .986         .988
                                                   ---------  --------- ---------  ---------  ---------   ---------   ----------
   Unit Value at end of year....................   $  4.195   $  3.818  $  3.057   $  3.914   $  4.679    $  5.394    $   4.468
                                                   =========  ========= =========  =========  =========   =========   ==========

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value........   $    .38   $    .76  $   (.86)  $   (.77)  $   (.72)   $    .93    $     .94
   Ratio of operating expenses to average net
     assets**...................................       2.82%      2.82%     2.82%      2.82%      2.82%       2.82%        2.82%
   Ratio of net investment income (loss) to
     average net assets.........................      (0.96)%    (1.14)%   (1.27)%     1.30%     (0.98)%     (1.25)%      (1.16)%
   Number of units outstanding at end of year
     (thousands)................................     21,935     17,590    39,162     38,818     27,691      26,010       25,192
   Portfolio turnover rate......................         67%        68%       84%        59%        59%         51%          81%
                                                     1997       1996       1995
                                                   ---------  ---------  ---------
SELECTED PER UNIT DATA
   Total investment income......................   $   .075   $   .061   $   .083
   Operating expenses...........................       .090       .069       .057
                                                   ---------  ---------  ---------
   Net investment income (loss).................      (.015)     (.008)      .026
   Unit Value at beginning of year                    2.717      2.263      1.695
   Net realized and change in unrealized gains
     (losses)...................................       .824       .462      (.542)
                                                   ---------  ---------  ---------
   Unit Value at end of year....................   $  3,526   $  2.717   $  2.263
                                                   =========  =========  =========

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value........   $    .81   $    .45   $   (.57)
   Ratio of operating expenses to average net
     assets**...................................       2.82%      2.82%      2.82%
   Ratio of net investment income (loss) to
     average net assets.........................       (.45)%     (.34)%     1.37%
   Number of units outstanding at end of year
     (thousands)................................     60,312     68,111    105,044
   Portfolio turnover rate......................         63%        81%        79%

--------------
* Prior to May 3, 2004, the Account was known as The Travelers Timed Growth and Income Account for Variable Annuities.

**     Annualized

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES*
     PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The following selected per unit data, significant ratios and additional data for each of the years in the ten-year period ended December 31, 2004 have been derived from the audited financial statements of the Tactical Short-Term Bond Account for Variable Annuities ("Account TSB"). The information set out below should be read in conjunction with the financial statements and related notes that appear in Account TSB's Annual Report, which is incorporated by reference into the statement of additional information.

                                                               (TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)

                                              2004        2003        2002       2001        2000          1999       1998
                                           ----------  ---------   ---------  ---------    --------     ----------  ---------
SELECTED PER UNIT DATA
   Total investment income...............  $    .020   $   .018    $   .028   $   .065     $  .096      $    .076   $   .078
   Operating expenses....................       .042       .043        .044       .044        .042           .041       .040**
                                           ----------  ---------   ---------  ---------    --------     ----------  ---------
   Net investment income (loss)..........      (.022)     (.025)      (.016)      .021        .054           .035       .038
   Unit Value at beginning of year.......      1.508      1.533       1.549      1.527       1.473          1.437      1.399
   Net realized and change in unrealized
     gains (losses)***...................          --        --          --       .001          --           .001       .000
                                           ----------  ---------   ---------  ---------    --------     ----------  ---------
   Unit Value at end of year.............  $    1.486  $   1.508   $   1.533  $   1.549    $  1.527     $    1.473  $   1.437
                                           ==========  =========   =========  =========    ========     ==========  =========

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value.  $    (.02)  $   (.03)   $   (.02)  $    .02     $   .05      $     .04   $    .04
   Ratio of operating expenses to
     average net assets****..............       2.82%      2.82%       2.82%      2.82%       2.82%          2.82%      2.82%**
   Ratio of net investment income to
     average net assets..................      (1.43)%    (1.67)%     (1.04)%     1.37%       3.61%          2.38%      2.71%
   Number of units outstanding at end of
     year (thousands)....................     73,728     90,498      20,968     23,384      75,112        109,666    137,067
                                             1997          1996         1995
                                           ---------     ---------    ---------
SELECTED PER UNIT DATA
   Total investment income...............  $   .077      $    .057    $    .074
   Operating expenses....................      .039**         .030**       .035**
                                           ---------     ---------    ---------
   Net investment income (loss)..........      0.38           .027         .039
   Unit Value at beginning of year.......     1.361          1.333        1.292
   Net realized and change in unrealized
     gains (losses)***...................      .000           .001         .002
                                           ---------     ---------    ---------
   Unit Value at end of year.............  $   1.399     $   1.361    $   1.333
                                           =========     =========    =========

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value.  $    .04      $    .03     $     .04
   Ratio of operating expenses to
     average net assets****..............      2.82%**       2.82%**       2.82%**
   Ratio of net investment income to
     average net assets..................      2.77%         2.47%         3.17%
   Number of units outstanding at end of
     year (thousands)....................    47,262        54,565            --

--------------
 * Prior to May 1, 2004, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

 ** Effective May 2, 1994, Account TSB was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

 ***   Annualized.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES*
     PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR

The following selected per unit data, significant ratios and additional data for each of the years in the ten-year period ended December 31, 2004 have been derived from the audited financial statements of the Tactical Aggressive Stock Account for Variable Annuities ("Account TAS"). The information set out below should be read in conjunction with the financial statements and related notes that appear in Account TAS's Annual Report, which is incorporated by reference into the statement of additional information.

                                                           (TOTAL M&E AND RIDER CHARGES 1.25%, 3.5% AIR)

                                                      2004        2003       2002         2001         2000        1999
                                                   ----------  ---------  ----------   ----------   ----------  ----------
SELECTED PER UNIT DATA
   Total investment income......................   $     .060  $    .053  $     .050   $     .063   $     .084  $     .052
   Operating expenses...........................         .153       .126        .125         .134         .135        .110
                                                   ----------  ---------  ----------   ----------   ----------  ----------
   Net investment income (loss).................        (.093)     (.073)      (.075)       (.071)       (.051)      (.058)
   Unit Value at beginning of year                      5.191      3.967       4.730        4.986        4.371       3.907
   Net realized and change in unrealized
     gains (losses).............................         .822      1.297       (.688)       (.185)        .666         522
                                                   ----------  ---------  ----------   ----------   ----------  ----------
   Unit Value at end of year....................   $    5.920  $   5.191  $    3.967   $    4.730   $    4.986  $    4.371
                                                   ==========  =========  ==========   ==========   ==========  ==========

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value........   $      .73  $    1.22  $     (.76)  $     (.26)  $      .61         .46
   Ratio of operating expenses to average
     net assets**...............................         2.85%      2.85%       2.85%        2.85%        2.85%       2.85%
   Ratio of net investment income to (loss)
     average net assets.........................        (1.73)%    (1.65)%     (1.70)%      (1.53)%      (1.06)%     (1.49)%
   Number of units outstanding at end
     of year (thousands)........................       17,503     12,822      21,164       19,061       13,923      15,180
   Portfolio turnover rate......................           91%        61%        116%          49%         106%         85%
                                                     1998          1997       1996        1995
                                                  ----------    ---------  ----------  ----------
SELECTED PER UNIT DATA
   Total investment income......................   $    .056    $    .063  $     .041  $     .042
   Operating expenses...........................        .098         .085        .069        .057
                                                  ----------    ---------  ----------  ----------
   Net investment income (loss).................       (.042)       (.022)      (.028)      (.015)
   Unit Value at beginning of year                     3.389        2.623       2.253       1.706
   Net realized and change in unrealized
     gains (losses).............................        .560         .788        .398       (.562)
                                                  ----------    ---------  ----------  ----------
   Unit Value at end of year....................   $   3.907    $   3.389  $    2.623  $    2.253
                                                  ==========    =========  ==========  ==========

SIGNIFICANT RATIOS AND ADDITIONAL DATA
   Net increase (decrease) in unit value........   $     .52    $     .77  $      .37  $      .55
   Ratio of operating expenses to average
     net assets**...............................        2.85%        2.85%       2.84%       2.83%
   Ratio of net investment income to (loss)
     average net assets.........................       (1.21)%       (.76)%     (1.13)%      (.74)%
   Number of units outstanding at end
     of year (thousands)........................      16,452       25,865      30,167      45,575
   Portfolio turnover rate......................         113%          92%         98%        113%

--------------
 * Prior to May 3, 2004, the account was known as The Travelers Timed Aggressive Stock Account for Variable Annuities.

 **    Annualized.

                                                    THOMAS S. CLARK
                                                    Counsel
                                                    Law and Regulatory Affairs
                                                    Telephone: (860) 308-5811
                                                    Fax: (860) 308-3923

                                                    May 3, 2005

Securities and Exchange Commission
450 Fifth Street, NW.
Washington, D.C. 20549
Attention:  Filing Desk

Re:

                          REGISTRANT                                 REGISTRATION      1940 ACT NO.
                          ----------                                 ------------      ------------
The Travelers Fund U for Variable Annuities                               2-79529         811-03575

The Travelers Growth and Income Stock Account for Variable                2-27330         811-01539
Annuities
The Travelers Quality Bond Account for Variable Annuities                 2-53757         811-02571
The Travelers Money Market Account for Variable Annuities                 2-76358         811-03409
Tactical Growth and Income Stock Account for Variable                    33-13052         811-05090
Annuities
Tactical Short-Term Bond Account for Variable Annuities                  33-13051         811-05089
Tactical Aggressive Stock Account for Variable Annuities                 33-13053         811-05091



Members of the Commission:

       Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby transmit for filing a Supplement Dated May 3, 2005 to the Prospectus Dated May 2, 2005 in connection with the above-captioned Registration Statements on Form N-4 and N-3.

       You may direct any questions regarding this filing to the undersigned at
(860) 308-5811.

                                             Very truly yours,

                                             /s/ Thomas S. Clark
                                             -------------------
                                             Thomas S. Clark